Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balance at Mar. 31, 2010	$ 0	$ 9	$ 8,783	$ 10,182	$ 976	$ (7,905)	$ 12,045
Balance (in shares) at Mar. 31, 2010	0	433,198
Net income				1,395			1,395
Change in unrealized appreciation on available-for-sale securities					(115)		(115)
Treasury shares purchased						(193)	(193)
Treasury shares purchased (in shares)		(6,049)
Dividends on common stock				(365)			(365)
Dividends on preferred stock							0
Purchase of incentive shares			(26)				(26)
Incentive shares issued			24				24
Balance at Mar. 31, 2011	0	9	8,781	11,212	861	(8,098)	12,765
Balance (in shares) at Mar. 31, 2011	0	427,149
Net income				1,946			1,946
Change in unrealized appreciation on available-for-sale securities					(106)		(106)
Series A preferred shares issued	4,900		(128)				4,772
Series A preferred shares issued (in shares)	4,900
Treasury shares purchased						(14)	(14)
Treasury shares purchased (in shares)		(405)
Dividends on common stock				(384)			(384)
Dividends on preferred stock				(30)			(30)
Purchase of incentive shares			(26)				(26)
Balance at Mar. 31, 2012	$ 4,900	$ 9	$ 8,627	$ 12,744	$ 755	$ (8,112)	$ 18,923
Balance (in shares) at Mar. 31, 2012	4,900	426,744